Quarterly Holdings Report
for

Fidelity® Value Discovery K6 Fund

October 31, 2019

FVDK6-QTLY-1219
1.9884000.102

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
COMMUNICATION SERVICES - 10.8%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	19,661	$1,188,901
Entertainment - 3.7%
Activision Blizzard, Inc.	29,900	1,675,297
Electronic Arts, Inc. (a)	13,100	1,262,840
Lions Gate Entertainment Corp. Class B	55,389	414,864
The Walt Disney Co.	30,406	3,950,348
		7,303,349
Interactive Media & Services - 0.7%
Alphabet, Inc. Class A (a)	1,063	1,338,104
Media - 5.0%
Comcast Corp. Class A	155,197	6,955,930
Fox Corp. Class A	26,328	843,549
Interpublic Group of Companies, Inc.	95,755	2,082,671
		9,882,150
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc. (a)	19,700	1,628,402

TOTAL COMMUNICATION SERVICES		21,340,906

CONSUMER DISCRETIONARY - 3.8%
Auto Components - 0.3%
Lear Corp.	4,900	577,073
Internet & Direct Marketing Retail - 0.6%
eBay, Inc.	34,631	1,220,743
Multiline Retail - 1.5%
Dollar General Corp.	18,400	2,950,256
Textiles, Apparel & Luxury Goods - 1.4%
PVH Corp.	19,325	1,684,367
Tapestry, Inc.	43,500	1,124,910
		2,809,277

TOTAL CONSUMER DISCRETIONARY		7,557,349

CONSUMER STAPLES - 8.5%
Beverages - 1.8%
C&C Group PLC (United Kingdom)	285,700	1,406,310
PepsiCo, Inc.	15,203	2,085,396
		3,491,706
Food & Staples Retailing - 3.2%
Sysco Corp.	30,606	2,444,501
U.S. Foods Holding Corp. (a)	26,700	1,059,189
Walmart, Inc.	23,300	2,732,158
		6,235,848
Food Products - 1.9%
Danone SA	23,400	1,938,487
Seaboard Corp.	174	734,122
The J.M. Smucker Co.	10,509	1,110,591
		3,783,200
Personal Products - 0.6%
Unilever NV (NY Reg.)	21,800	1,291,432
Tobacco - 1.0%
Altria Group, Inc.	43,100	1,930,449

TOTAL CONSUMER STAPLES		16,732,635

ENERGY - 8.3%
Energy Equipment & Services - 0.5%
Baker Hughes, A GE Co. Class A	43,466	930,172
Oil, Gas & Consumable Fuels - 7.8%
Chevron Corp.	42,417	4,926,310
Exxon Mobil Corp.	78,460	5,301,542
GasLog Partners LP	76,896	1,523,310
Golar LNG Partners LP	148,000	1,506,640
Hoegh LNG Partners LP	64,011	953,764
Teekay LNG Partners LP	61,816	889,532
Teekay Offshore Partners LP	178,231	274,476
		15,375,574

TOTAL ENERGY		16,305,746

FINANCIALS - 26.8%
Banks - 11.8%
Huntington Bancshares, Inc.	83,800	1,184,094
M&T Bank Corp.	13,600	2,128,808
PNC Financial Services Group, Inc.	31,689	4,648,776
SunTrust Banks, Inc.	42,573	2,909,439
U.S. Bancorp	92,462	5,272,183
Wells Fargo & Co.	136,850	7,065,566
		23,208,866
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	12,400	990,512
Goldman Sachs Group, Inc.	14,008	2,989,027
Invesco Ltd.	34,800	585,336
State Street Corp.	22,181	1,465,499
		6,030,374
Consumer Finance - 2.0%
Capital One Financial Corp.	17,282	1,611,547
Discover Financial Services	29,653	2,379,950
		3,991,497
Diversified Financial Services - 3.8%
Berkshire Hathaway, Inc. Class B (a)	35,375	7,520,014
Insurance - 3.7%
Allstate Corp.	11,745	1,249,903
Chubb Ltd.	15,388	2,345,439
FNF Group	26,937	1,234,792
The Travelers Companies, Inc.	18,441	2,416,877
		7,247,011
Mortgage Real Estate Investment Trusts - 2.4%
AGNC Investment Corp.	156,013	2,660,022
MFA Financial, Inc.	263,925	2,003,191
		4,663,213

TOTAL FINANCIALS		52,660,975

HEALTH CARE - 17.2%
Biotechnology - 4.8%
AbbVie, Inc.	16,200	1,288,710
Amgen, Inc.	18,975	4,046,419
Celgene Corp. (a)	38,500	4,159,155
		9,494,284
Health Care Providers & Services - 8.0%
Anthem, Inc.	8,233	2,215,336
Centene Corp. (a)	59,700	3,168,876
Cigna Corp.	21,185	3,780,675
CVS Health Corp.	30,319	2,012,878
Humana, Inc.	4,000	1,176,800
UnitedHealth Group, Inc.	13,600	3,436,720
		15,791,285
Pharmaceuticals - 4.4%
Allergan PLC	16,426	2,892,783
Bristol-Myers Squibb Co.	25,700	1,474,409
Roche Holding AG (participation certificate)	8,176	2,460,616
Sanofi SA sponsored ADR	39,459	1,818,271
		8,646,079

TOTAL HEALTH CARE		33,931,648

INDUSTRIALS - 4.9%
Aerospace & Defense - 2.3%
General Dynamics Corp.	12,900	2,280,720
Harris Corp.	5,552	1,145,433
United Technologies Corp.	8,593	1,233,783
		4,659,936
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc. (b)	15,100	1,142,164
Electrical Equipment - 0.5%
Siemens Gamesa Renewable Energy SA	34,300	471,490
Vestas Wind Systems A/S	6,300	513,247
		984,737
Machinery - 0.9%
Ingersoll-Rand PLC	14,200	1,801,838
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	28,700	1,134,798

TOTAL INDUSTRIALS		9,723,473

INFORMATION TECHNOLOGY - 5.3%
Communications Equipment - 0.5%
Cisco Systems, Inc.	20,600	978,706
Electronic Equipment & Components - 1.9%
Arrow Electronics, Inc. (a)	11,600	919,648
Avnet, Inc.	18,800	743,728
TE Connectivity Ltd.	22,917	2,051,072
		3,714,448
IT Services - 2.3%
Amdocs Ltd.	25,869	1,686,659
Cognizant Technology Solutions Corp. Class A	29,543	1,800,350
The Western Union Co.	46,487	1,164,964
		4,651,973
Software - 0.6%
Symantec Corp.	49,500	1,132,560

TOTAL INFORMATION TECHNOLOGY		10,477,687

MATERIALS - 2.2%
Containers & Packaging - 0.9%
Graphic Packaging Holding Co.	108,531	1,699,595
Metals & Mining - 1.3%
Newmont Goldcorp Corp.	65,600	2,606,288

TOTAL MATERIALS		4,305,883

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Simon Property Group, Inc.	10,600	1,597,208
Real Estate Management & Development - 1.4%
CBRE Group, Inc. (a)	49,438	2,647,405

TOTAL REAL ESTATE		4,244,613

UTILITIES - 4.7%
Electric Utilities - 4.7%
Exelon Corp.	85,889	3,907,091
OGE Energy Corp.	39,500	1,700,870
Southern Co.	56,600	3,546,556
		9,154,517
TOTAL COMMON STOCKS
(Cost $175,694,220)		186,435,432

Money Market Funds - 5.6%
Fidelity Cash Central Fund 1.83% (c)	9,598,960	9,600,879
Fidelity Securities Lending Cash Central Fund 1.84% (c)(d)	1,377,990	1,378,128
TOTAL MONEY MARKET FUNDS
(Cost $10,979,007)		10,979,007
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $186,673,227)		197,414,439
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(508,532)
NET ASSETS - 100%		$196,905,907

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$43,131
Fidelity Securities Lending Cash Central Fund	543
Total	$43,674

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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